Document And Entity Information	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Feb. 04, 2026
Entity Registrant Name	CORE LABORATORIES INC.
Entity Tax Identification Number	98-1164194
Entity Central Index Key	0001958086
Entity Emerging Growth Company	false
Entity File Number	001-41695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	6316 Windfern Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
City Area Code	713
Local Phone Number	328-2673
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	77040
Title of 12(b) Security	Common Stock (par value $0.01)
Trading Symbol	CLB
Security Exchange Name	NYSE